Accounts Receivable, textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contract Cancellation [Line Items]
Other Receivables	$ 31,800
Contract for Hull No J0131 [Member]
Contract Cancellation [Line Items]
Other Receivables	31,800
Vessel Capacity	180,000
Vessel Purchase Price	53,000
Installments Paid For Vessel Consruction	31,800
Accrued Interest Earned Related To Asset Puchase Cancellations	2,541
Capitalized expense	612
Accrued legal expense	$ 6